Other Income (Tables)	12 Months Ended
Mar. 31, 2026
Other Income [Abstract]
Schedule of Other Income
	March 31, 2024	March 31, 2025	March 31, 2026
	USD’000	USD’000	USD’000

Bank interest income	106	185	191
Gain on other investments	—	—	45
Samples (loss)/income	14	(5)	65
	120	180	301